LONG-TERM DEBT - Retired (Details) CAD in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2016 USD ($)	Oct. 31, 2016 CAD	Jun. 30, 2016 USD ($)	Feb. 29, 2016 CAD	Jan. 31, 2016 USD ($)	Aug. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jun. 30, 2014 CAD	Feb. 28, 2014 CAD	Jan. 31, 2014 CAD
TRANSCANADA PIPELINES LIMITED | Bridge facility, floating rates
Debt Instrument [Line Items]
Amount	$ 3,200
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes at 4.65%
Debt Instrument [Line Items]
Amount | CAD		CAD 400
Interest Rate		4.65%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 7.65%
Debt Instrument [Line Items]
Amount			$ 84
Interest Rate			7.69%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, Floating Rate
Debt Instrument [Line Items]
Amount			$ 500
TRANSCANADA PIPELINES LIMITED | Senior Notes 0.75%
Debt Instrument [Line Items]
Amount					$ 750
Interest Rate					0.75%
TRANSCANADA PIPELINES LIMITED | Debentures, 11.90%
Debt Instrument [Line Items]
Amount | CAD						CAD 150
Interest Rate						11.90%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 3.40%
Debt Instrument [Line Items]
Amount							$ 500
Interest Rate							3.40%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes, 0.875%
Debt Instrument [Line Items]
Amount								$ 500
Interest Rate								0.875%
TRANSCANADA PIPELINES LIMITED | 4.875% senior unsecured notes, due January 2026
Debt Instrument [Line Items]
Amount									$ 300
Interest Rate					4.875%				4.875%
TRANSCANADA PIPELINES LIMITED | Debentures, 11.10%
Debt Instrument [Line Items]
Amount | CAD										CAD 125
Interest Rate										11.10%
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes at 5.05%
Debt Instrument [Line Items]
Amount | CAD											CAD 300
Interest Rate											5.05%
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes, 5.65%
Debt Instrument [Line Items]
Amount | CAD												CAD 450
Interest Rate												5.65%
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes, 5.09%
Debt Instrument [Line Items]
Amount							$ 75
Interest Rate							5.09%
NOVA GAS TRANSMISSION LTD. | Debentures, 12.20%
Debt Instrument [Line Items]
Amount | CAD				CAD 225
Interest Rate				12.20%
NOVA GAS TRANSMISSION LTD. | Debentures, 11.20%
Debt Instrument [Line Items]
Amount | CAD										CAD 53
Interest Rate										11.20%